Related Party Transactions - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Reimbursement of manager's crewing and manning costs	$ 1,141	$ 10,944
Minimum threshold for payment of performance fee to manager (in dollars per share)	$ 25.60
Percentage of performance fee payable on gross cash available for distribution	20.00%
Payable to Manager
Related Party Transaction [Line Items]
Reimbursement of manager's crewing and manning costs	$ 0	$ 1,900